Commitment and Contingencies	9 Months Ended
Sep. 30, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
(13)	COMMITMENT AND CONTINGENCIES

On May 9, 2018, the Company received a Demand Letter from a vendor for an outstanding balance owed at that time of $2.1 million. The Company has worked with the vendor since that time to establish a payment plan for the balance owed.